Content Assets, Net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Content Assets, Net [Line Items]
Intangible asset useful life current			12 months
Amortization expenses	$ 1,283,200	$ 693,300	$ 2,655,400	$ 1,239,900
Minimum [Member]
Content Assets, Net [Line Items]
Intangible asset useful life non-current			18 months
Maximum [Member]
Content Assets, Net [Line Items]
Intangible asset useful life non-current			36 months